AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks - 67.1%
Communication Services - 6.0%
Alphabet, Inc., Class C	150,000	$43,029,000
Fox Corp., Class B	1,400,000	74,340,000
News Corp., Class A	1,250,000	31,162,500
The Walt Disney Co.	240,000	23,131,200

Total Communication Services		171,662,700
Consumer Discretionary - 5.7%
eBay, Inc.	270,000	24,575,401
Hyundai Home Shopping Network Corp. (South Korea)	420,000	22,123,627
Hyundai Mobis Co., Ltd. (South Korea)	420,000	108,368,509
Legacy Housing Corp.*	450,000	9,193,500

Total Consumer Discretionary		164,261,037
Consumer Staples - 12.5%
Associated British Foods PLC (United Kingdom)	2,500,000	62,580,880
The Coca-Cola Co.	380,000	28,899,000
Ingredion, Inc.	300,000	33,798,000
Kenvue, Inc.	1,850,000	31,894,000
KT&G Corp. (South Korea)	360,000	38,711,784
PepsiCo, Inc.	460,000	71,433,400
The Procter & Gamble Co.	380,000	54,887,200
Tyson Foods, Inc., Class A	590,000	37,801,300

Total Consumer Staples		360,005,564
Energy - 20.8%
Bolloré SE (France)	41,000,000	234,438,773
Canadian Natural Resources, Ltd. (Canada)	5,700,000	277,761,000
ConocoPhillips	230,000	30,360,000
Diamondback Energy, Inc.	150,000	29,668,500
EOG Resources, Inc.	170,000	24,576,900

Total Energy		596,805,173
Financials - 3.5%
The Charles Schwab Corp.	820,000	77,063,600
PayPal Holdings, Inc.	545,000	24,650,350

Total Financials		101,713,950
Health Care - 2.3%
Johnson & Johnson	270,000	65,998,800
Industrials - 9.7%
Brenntag SE (Germany)	550,000	37,256,043
Cie de L'Odet SE (France)[1]	12,846	19,364,218
L3Harris Technologies, Inc.	75,000	25,886,250
Lockheed Martin Corp.	45,000	27,197,550
Northrop Grumman Corp.	35,000	23,878,400
	Shares	Value

Samsung C&T Corp. (South Korea)	230,000	$40,309,343
U-Haul Holding Co., Non-Voting Shares	1,640,000	73,258,800
Yuasa Co., Ltd. (Japan)	800,000	30,340,944

Total Industrials		277,491,548
Information Technology - 4.0%
Cognizant Technology Solutions Corp., Class A	550,000	33,742,500
Microsoft Corp.	220,000	81,437,400

Total Information Technology		115,179,900
Materials - 2.6%
Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	17,302,964
Olin Corp.	995,000	29,581,350
Reliance, Inc.	95,000	28,872,400

Total Materials		75,756,714

Total Common Stocks (Cost $1,159,056,049)		1,928,875,386

	Principal Amount
Corporate Bonds and Notes - 0.7%
Industrials - 0.7%
GrafTech Finance, Inc.
4.625%, 12/23/29[2]	$17,800,000	9,866,251
GrafTech Global Enterprises, Inc.
9.875%, 12/23/29[2]	15,200,000	9,708,184

Total Industrials		19,574,435

Total Corporate Bonds and Notes (Cost $30,186,694)		19,574,435

	Shares
Preferred Stocks - 19.5%
Consumer Discretionary - 5.2%
Hyundai Motor Co., 4.14% (South Korea)	600,000	93,884,295
Hyundai Motor Co., 4.17% (South Korea)	350,000	55,409,152

Total Consumer Discretionary		149,293,447
Consumer Staples - 0.5%
Amorepacific Corp., 2.65% (South Korea)	250,000	7,574,835
LG H&H Co., Ltd., 1.91% (South Korea)	118,000	8,210,214

Total Consumer Staples		15,785,049
Information Technology - 13.8%
Samsung Electronics Co., Ltd., 0.93% (South Korea)	4,900,000	395,545,584

Total Preferred Stocks (Cost $208,465,258)		560,624,080

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 11.4%
U.S. Government Obligations - 3.7%
U.S. Treasury Bills, 3.479%, 01/21/27[3]	$29,000,000	$28,168,050
U.S. Treasury Bills, 3.571%, 10/01/26[3]	26,000,000	25,525,522
U.S. Treasury Bills, 3.688%, 03/18/27[3]	29,000,000	28,002,868
U.S. Treasury Bills, 4.037%, 06/11/26[3]	26,000,000	25,815,538

Total U.S. Government Obligations		107,511,978
Repurchase Agreements - 3.3%
Fixed Income Clearing Corp., dated 03/31/26, due 04/01/26, 3.350% total to be received $96,007,933 (collateralized by a U.S. Treasury Note, 1.375%, 11/15/31, totaling $97,918,990)	95,999,000	95,999,000

	Shares	Value
Other Investment Companies - 4.4%
JPMorgan U.S. Government Money Market Fund, IM Shares, 3.66%[4]	124,931,897	$124,931,897

Total Short-Term Investments (Cost $328,472,459)		328,442,875
Total Investments - 98.7% (Cost $1,726,180,460)		2,837,516,776
Other Assets, less Liabilities - 1.3%		37,010,511
Net Assets - 100.0%		$2,874,527,287

*	Non-income producing security.
[1]	Some of this security, amounting to $37,685 or less than 0.05% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $19,574,435 or 0.7% of net assets.
[3]	Represents yield to maturity at March 31, 2026.
[4]	Yield shown represents the March 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Energy	$362,366,400	$234,438,773	—	$596,805,173
Consumer Staples	258,712,900	101,292,664	—	360,005,564
Industrials	150,221,000	127,270,548	—	277,491,548
Communication Services	171,662,700	—	—	171,662,700
Consumer Discretionary	33,768,901	130,492,136	—	164,261,037
Information Technology	115,179,900	—	—	115,179,900
Financials	101,713,950	—	—	101,713,950
Materials	58,453,750	17,302,964	—	75,756,714
Health Care	65,998,800	—	—	65,998,800
Corporate Bonds and Notes†	—	19,574,435	—	19,574,435
Preferred Stocks†	—	560,624,080	—	560,624,080
Short-Term Investments
U.S. Government Obligations	—	107,511,978	—	107,511,978
Repurchase Agreements	—	95,999,000	—	95,999,000
Other Investment Companies	124,931,897	—	—	124,931,897
Total Investments in Securities	$1,443,010,198	$1,394,506,578	—	$2,837,516,776

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2026, was as follows:
Country	% of Long-Term Investments
Canada	11.1
France	10.1
Germany	1.5
Japan	1.9
South Korea	30.7
United Kingdom	2.5
United States	42.2
100.0

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$37,685	—	$39,121	$39,121
The following table summarizes the securities received as collateral for securities lending at March 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	11/15/27-05/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.